Trade Receivables (Details) - Schedule of Trade Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Trade Receivables from cleaning service	$ 3,981,025	$ 2,632,481
Trade Receivables from manpower outsourcing services	3,056,917	1,523,256
Subtotal	7,037,942	4,155,737
Allowance for expected credit losses
Trade receivables	$ 7,037,942	$ 4,155,737